Investments in Equity Investees - Summarized Statements of Operations (Details) ¥ in Millions	1 Months Ended				6 Months Ended
	Jun. 30, 2021 USD ($)	Jun. 30, 2021 CNY (¥)	Nov. 30, 2020 USD ($)	Nov. 30, 2020 CNY (¥)	Jun. 30, 2021 USD ($)	Jun. 30, 2020 USD ($)
Summarized Statements of Operations
Total revenues					$ 157,362,000	$ 106,765,000
Interest income					1,031,000	1,917,000
Profit before taxation					(140,447,000)	(76,580,000)
Income tax expense					(1,859,000)	(2,032,000)
Net income					(99,340,000)	(48,246,000)
Non-controlling interests					(3,057,000)	(1,448,000)
Net income attributable to the shareholders of equity investee					(102,397,000)	(49,694,000)
Net (loss)/income					$ (99,340,000)	(48,246,000)
Hutchison Whampoa Guangzhou Baiyunshan Chinese Medicine Company Limited ("HBYS")
Summarized Statements of Operations
Aggregated cash consideration	$ 103,100,000	¥ 679.5
Land compensation recognized			$ 86,100,000	¥ 569.2
Additional land compensation bonus	17,000,000.0	110.3
Gain before tax	16,600,000	107.6
Costs	$ 400,000	¥ 2.7
Preferential income tax rate (as a percent)					15.00%
Shanghai Hutchison Pharmaceuticals Limited ("SHPL")
Summarized Statements of Operations
Preferential income tax rate (as a percent)					15.00%
Other
Summarized Statements of Operations
Net income					$ 79,000	135,000
Net (loss)/income					79,000	135,000
Equity Investees | Hutchison Whampoa Guangzhou Baiyunshan Chinese Medicine Company Limited ("HBYS")
Summarized Statements of Operations
Total revenues					153,689,000	124,098,000
Gross profit					82,251,000	60,794,000
Interest income					66,000	81,000
Finance cost						(5,000)
Profit before taxation					33,397,000	14,792,000
Income tax expense					(4,807,000)	(2,386,000)
Net income					28,590,000	12,406,000
Non-controlling interests					(14,000)	207,000
Net income attributable to the shareholders of equity investee					28,576,000	12,613,000
Net (loss)/income					28,590,000	12,406,000
Equity Investees | Shanghai Hutchison Pharmaceuticals Limited ("SHPL")
Summarized Statements of Operations
Total revenues					180,413,000	150,703,000
Gross profit					138,979,000	112,363,000
Interest income					751,000	396,000
Profit before taxation					67,108,000	55,470,000
Income tax expense					(9,764,000)	(7,485,000)
Net income					57,344,000	47,985,000
Net income attributable to the shareholders of equity investee					57,344,000	47,985,000
Net (loss)/income					$ 57,344,000	$ 47,985,000